Note 14 - Employee Benefits - Activity Related to Restricted Stock Units Awarded (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Nonvested (in shares)	56,066
Nonvested, weighted average grant date fair value per share (in dollars per share)	$ 23.51	$ 21.67
Granted (in shares)	22,574
Granted, weighted average grant date fair value per share (in dollars per share)		26.09
Vested (in shares)	(11,006)
Vested, weighted average grant date fair value per share (in dollars per share)		$ 19.35
Nonvested (in shares)	67,634	56,066
Nonvested, weighted average grant date fair value per share (in dollars per share)		$ 23.51
Expected to vest at December 31, 2020 (in shares)	18,622
Expected to vest at December 31, 2020 (in dollars per share)		$ 24.02